RESTRICTED CASH (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 12.7	$ 11.6	$ 12.4
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of cash deposit on guaranteed amount	20.00%	20.00%
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Percentage of cash deposit on guaranteed amount	10.00%	10.00%